Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
5.	Intangible Assets

	December 31, 2012	December 31, 2011
Opening balance – vessel purchase options and software development	$92	$13,671
Impairment – vessel purchase options	—	(13,645)
Addition – software development	—	71
Depreciation – software development	(19)	(5)

Closing balance	$73	$92

Vessel Purchase Options

On November 8, 2010, the Company signed agreements with the sellers of two 4,250 TEU newbuildings to terminate the Company’s purchase obligations under contracts entered into in September 2008 and grant the Company options to purchase the vessels one year later. Intangible assets relating to these purchase options were recognised at the fair value of the purchase options on the date of the agreement amounting to $13,645. As a result of this agreement, previously paid vessel deposits amounting to $17,082 were impaired in November 2010.

The purchase options were to be declared by September 16, 2011 for one vessel and October 4, 2011 for the other. The purchase of these vessels was always predicated on achieving a strong return for shareholders by acquiring the vessels, which had time charters attached, at an attractive price and securing financing on favorable terms. As the Company was unable to obtain committed finance on acceptable terms, the intangible assets relating to these purchase options were written off in the second quarter 2011. The purchase options have lapsed.